Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BRUCE FUND INC
Entity Central Index Key	0000047071
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000031584
Shareholder Report [Line Items]
Fund Name	Bruce Fund
Trading Symbol	BRUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bruce Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrucefund.com/document-library. You can also request this information by contacting us at (800) 872-7823.
Additional Information Phone Number	(800) 872-7823
Additional Information Website	https://www.thebrucefund.com/document-library
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bruce Fund	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bruce Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,405	$11,196
Dec-2017	$11,702	$13,640
Dec-2018	$11,239	$13,042
Dec-2019	$13,759	$17,149
Dec-2020	$15,410	$20,304
Dec-2021	$18,093	$26,132
Dec-2022	$16,508	$21,399
Dec-2023	$16,385	$27,025
Dec-2024	$17,133	$33,786
Dec-2025	$19,682	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Bruce Fund	14.88%	5.01%	7.01%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 872-7823.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 347,664,352
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 716,482
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$347,664,352
Number of Portfolio Holdings	41
Advisory Fee	$716,482
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.9%
Convertible Corporate Bonds	0.0%
Money Market Funds	10.9%
U.S. Government Bonds	4.2%

Sector Weighting (% of net assets)

Value	Value
Energy	0.2%
Communications	3.5%
U.S. Treasury Obligations	4.2%
Consumer Staples	4.4%
Materials	4.7%
Technology	5.2%
Industrials	9.3%
Money Market Funds	10.9%
Financials	14.1%
Utilities	20.6%
Health Care	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class	10.9%
AerCap Holdings N.V.	7.4%
Allstate Corp. (The)	6.6%
AbbVie, Inc.	6.6%
NextEra Energy, Inc.	6.2%
Merck & Co., Inc.	5.5%
U-Haul Holding Co., Class B	5.2%
Duke Energy Corp.	5.1%
Xcel Energy, Inc.	4.1%
Abbott Laboratories	4.0%

Material Fund Change [Text Block]

Material Fund Changes